Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Nov. 12, 2018
Summary of Significant Accounting Policies (Textual)
Accumulated losses	$ (97,724,400)		$ (94,344,307)	$ (85,383,455)
Cash deposits amount			2,238,943
Operating cash flows	(1,670,983)	$ (979,048)	$ (6,002,078)	$ (6,466,335)
October 12, 2018, October 18, 2018 and November 2, 2018 [Member]
Summary of Significant Accounting Policies (Textual)
Gross proceeds from the sale of securities	$ 5,834,407
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Textual)
Fixed assets, estimated useful life	7 years		7 years
Computer and software [Member]
Summary of Significant Accounting Policies (Textual)
Fixed assets, estimated useful life	3 years		3 years
Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Cash on hand					$ 3,200,000